Related Parties (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 12, 2020	Apr. 30, 2019	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020	Aug. 31, 2021	Jan. 19, 2021	Jan. 18, 2021	May 31, 2020	May 19, 2020	Feb. 21, 2020
Related Party Transaction [Line Items]
Related party net revenues				$ 71	$ 136	$ 2,007
Default resource contribution				15,200,000		35,400,000
Interest income (expense), net				11,000	(247,000)	123,000
Due to related party (affiliate in Predecessor period)	[1]			617,000		1,856,000
Accounts receivable, net				18,142,000		10,408,000
Realized loss on sale of investment					100,000
Unrealized gain on investment						628,000
Class C Warrant
Related Party Transaction [Line Items]
Fair value of warrant							$ 1,000,000.0			$ 1,600,000
Bakkt Trust
Related Party Transaction [Line Items]
Default resource contribution								$ 15,200,000	$ 35,400,000
Intercompany Services Agreement And Triparty Agreement
Related Party Transaction [Line Items]
Due to related party (affiliate in Predecessor period)				0		1,900,000
Accounts receivable, net				100,000		0
ICE | Bridge2 Solutions, LLC
Related Party Transaction [Line Items]
Percentage of issued and outstanding ownership interests acquired												100.00%
Affiliated Entity | ICE
Related Party Transaction [Line Items]
Realized loss on sale of investment					100,000
Unrealized gain on investment						600,000
Business contributed, enterprise value		$ 261,400,000
Business contributed, additional goodwill		10,100,000
Business contributed, cash contribution		2,600,000
Business contributed, cash contribution, amount used to pay acquisition-related expenses		1,400,000
Affiliated Entity | ICE | Intercompany Services Agreement
Related Party Transaction [Line Items]
Expenses				0	1,500,000	3,100,000
Affiliated Entity | ICE | Transition Services Agreement
Related Party Transaction [Line Items]
Expenses				600,000
Affiliated Entity | IFUS and ICUS | Triparty Agreement
Related Party Transaction [Line Items]
Reduction in revenue related to capital contribution					200,000	700,000
Affiliated Entity | ICUS | Transition Services Agreement
Related Party Transaction [Line Items]
Interest income (expense), net						100,000
Affiliated Entity | ICUS | Triparty Agreement | Bakkt Trust
Related Party Transaction [Line Items]
Default resource contribution								$ 15,000,000.0	$ 35,400,000
Affiliated Entity | IFS and ICS | Triparty Agreement
Related Party Transaction [Line Items]
Related party net revenues				100,000	100,000	2,000,000.0
Rebates and incentive payments (contra-revenue)				100,000	200,000	3,400,000
Reduction in revenue related to capital contribution				$ 0	$ 200,000	700,000
Affiliated Entity | IFS and ICS | Triparty Agreement | PDF Contracts
Related Party Transaction [Line Items]
General duration of PDF Contracts (less than)				1 month
Percentage of net trading and clearing revenue earned with respect to PDF Contracts paid to us				35.00%
Affiliated Entity | ICE and Certain Minority Investors
Related Party Transaction [Line Items]
Business contributed, cash contribution		36,600,000
Affiliated Entity | ICE and Certain Minority Investors | Class C Voting Units
Related Party Transaction [Line Items]
Gross proceeds		$ 299,700,000
Sale of stock, number of units/warrants issued (in shares)		270,000,000
Affiliated Entity | Minority Investor | Class C Warrant
Related Party Transaction [Line Items]
Fair value of warrant											$ 1,600,000
Executive
Related Party Transaction [Line Items]
Gross proceeds			$ 200,000			$ 100,000

[1]	As a result of the Business Combination (Note 4), ICE and its affiliates are no longer our affiliates. Refer to Note 8 for our related party disclosures.